General accounting policies	12 Months Ended
Dec. 31, 2025
General Accounting Policies [Abstract]
General accounting policies	1.2. General accounting policies
Basis of presentation and statement of
compliance
The consolidated financial statements are prepared in accordance with IFRS® Accounting Standards as issued by the International
Accounting Standards Board (IASB) and as adopted by the
European Union (EU). The consolidated financial statements also conform to Finnish accounting and company legislation.
The consolidated financial statements are presented in millions of euros (EURm), except when otherwise noted, and are prepared under the historical cost convention, except when otherwise
disclosed in the accounting policies in the specific notes.
Other information
Presentation of the results of venture fund investments
In 2025, Nokia completed a strategic review of its venture fund investment activities. As a result, Nokia no longer views broad-
based venture fund investments as having a strategic role and has initiated a process to scale down these investments.
Consequently, the presentation of the results of venture fund investments as operating activities is no longer considered
relevant, and therefore beginning from 2025, Nokia is
presenting the gains and losses from venture fund investments, including the changes in fair value and the fund management
fees, as financial income. For the segment reporting purposes, the results of venture fund investments had previously been
included in the operating results of Group Common and Other.
The comparative financial information for 2024 and 2023 has
been recast accordingly.
As a result of the recast, in 2024, selling, general and
administrative costs decreased by EUR 18 million, other
operating income decreased by EUR 47 million and financial
income increased by EUR 29 million. In 2023, selling, general and administrative costs decreased by EUR 15 million, other
operating income increased by EUR 57 million and financial
income decreased by EUR 72 million.
Additionally, in 2024 and 2023, EUR 29 million and EUR 72 million, respectively, was reclassified to financial income and expenses from gain/loss from other financial assets and other adjustments, net within adjustments in the statement of cash flows.
Statutory reporting requirement in Germany
The fully consolidated German subsidiary, Nokia Solutions and
Networks GmbH & Co. KG, registered in the commercial register of Munich under HRA 88537, has made use of the exemption
available under § 264b and § 291 of the German Commercial
Code (HGB).
Principles of consolidation
The consolidated financial statements comprise the financial statements of the Parent Company, and each company over
which it exercises control. Control over an entity exists when
Nokia is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Presumption is that a majority of voting rights results in control. To support this presumption, Nokia considers all relevant facts and
circumstances when assessing if it has power over the entity including voting rights and potential voting rights, rights to appoint key management personnel and rights arising from
other contractual arrangements. Consolidation of a subsidiary begins when control over it is obtained, and it ceases when the control is lost.
All intercompany transactions are eliminated in the
consolidation process. Non-controlling interest represents the proportion of net profit or loss, other comprehensive income and net assets in subsidiaries that is not attributable to the equity holders of the Parent.
Investments in associates and joint ventures
An associate is an entity over which Nokia exercises significant influence. A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have
rights to the net assets of the arrangement.
Nokia’s investments in associates and joint ventures are
accounted for using the equity method. Under the equity
method, the investment in an associate or joint venture is
initially recognized at cost. The carrying amount of the
investment is adjusted to recognize changes in Nokia’s share of net assets of the associate or joint venture since the acquisition date. Nokia’s share of profits and losses of associates and joint ventures is reflected in the consolidated income statement. Any change in other comprehensive income of associates and joint ventures is presented as part of Nokia’s other comprehensive income.
Foreign currency translation
Functional and presentation currency
The consolidated financial statements are presented in euro, the functional and presentation currency of the Parent
Company. The financial statements of all Group companies are measured using the functional currency, which is the currency of the primary economic environment in which the entity
operates.
Transactions in foreign currencies
Transactions in foreign currencies are recorded at exchange
rates prevailing at the date of the transaction. For practical reasons, a rate that approximates the actual rate at the date of the transaction is often used. Monetary assets and liabilities denominated in foreign currency are translated at the exchange rates prevailing at the end of the reporting period.
Foreign exchange gains and losses arising from monetary
assets and liabilities as well as fair value changes of related hedging instruments are recognized in financial income and
expenses. Foreign exchange gains and losses related to non-
monetary non-current financial investments are included in the fair value measurement of these investments and recognized in other financial income.
Foreign Group companies
On consolidation, the assets and liabilities of foreign operations whose functional currency is other than euro are translated into euro at the exchange rates prevailing at the end of the
reporting period.
The income and expenses of these foreign operations are
translated into euro at the average exchange rates for the
reporting period. The exchange differences arising from
translation for consolidation are recognized as translation
differences in other comprehensive income. On disposal of a
foreign operation, the cumulative amount of translation
differences relating to that foreign operation is reclassified to profit or loss.
Accounting policies
Nokia accounts for a contract with a customer when the
contract has been approved in writing, which is generally
when both parties are committed to perform their respective
obligations, the rights, including payment terms, regarding
the goods and services to be transferred can be identified,
the contract has commercial substance, and collection of the consideration to which Nokia expects to be entitled is
probable. Management considers only legally enforceable
rights in evaluating the accounting for contracts with
customers. As such, frame agreements that do not create
legally enforceable rights and obligations are accounted for upon issuance of subsequent legally binding purchase orders
under the frame agreements.
A contract modification or a purchase order is accounted for as a separate contract if the scope of the contract increases by additional distinct goods or services, and the price of the contract increases by an amount that reflects the standalone selling price of those additional goods or services. If the
additional goods or services are distinct but not sold at a
standalone selling price, the contract modification is
accounted for prospectively. If the additional goods or
services are not distinct, the modification is accounted for through a cumulative catch-up adjustment.
Nokia recognizes revenue from contracts with customers to
reflect the transfer of promised goods and services to
customers for amounts that reflect the consideration to
which Nokia expects to be entitled in exchange for those
goods and services. The consideration may include variable
amounts, such as volume discounts and sales-based or
usage-based royalties, which Nokia estimates based on the
most likely amount. Nokia includes variable consideration into the transaction price only to the extent that it is highly
probable that a significant revenue reversal will not occur.
The transaction price also excludes amounts collected on
behalf of third parties.
If the timing of payments provides either the customer or
Nokia with a significant benefit of financing, the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense is presented separately from revenue. As a practical expedient, Nokia does not
account for financing components if, at contract inception,
the consideration is expected to be received within one year before or after the goods or services have been transferred
to the customer.
Nokia enters into contracts with customers consisting of any combination of hardware, services and intellectual property.
Hardware and software sold by Nokia includes warranty, which can either be assurance-type for repair of defects and
replacement of hardware recognized as a centralized
warranty provision, or service-type for scope beyond the
repair of defects or for a time period beyond the standard
assurance-type warranty period and considered as a separate
performance obligation within the context of the contract.
The associated revenue recognized for such contracts
depends on the nature of the underlying goods and services
provided. The promised goods or services in the contract
might include sale of goods, license of intellectual property and grant of options to purchase additional goods or services that may provide the customer with a material right. Nokia
conducts an assessment at contract inception to determine
which promised goods and services in a customer contract
are distinct and accordingly identified as performance
obligations.
The standalone selling price of each performance obligation is determined by considering factors such as the price of the
performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a
reasonable margin when price references are not available.
The portion of the transaction price allocated to each
performance obligation is recognized when the revenue
recognition criteria for that performance obligation have
been met.
Nokia allocates the transaction price to each distinct
performance obligation on the basis of their standalone
selling prices, relative to the overall transaction price. If a standalone selling price is not observable, it is estimated. The transaction price may include a discount or a variable amount of consideration that is generally allocated proportionately to all performance obligations in the contract unless Nokia has observable evidence that the entire discount relates to only one or more, but not all, performance obligations in a
contract. The amount of revenue recognized is the amount
allocated to the satisfied performance obligation based on
the relative standalone selling prices. A performance
obligation may be satisfied at a point in time or over time.
As described in Note 4.5. Trade receivables and other
customer-related balances, Nokia presents its customer
contracts in the statement of financial position as either a contract asset or a contract liability, depending on the
relationship between Nokia’s performance and the
customer’s payment for each individual contract.
Sale of products
Nokia manufactures and sells a range of networking
equipment, covering the requirements of network operators.
Revenue for these products is recognized when control of the products has transferred, the determination of which may
require judgment. Typically, for standard equipment sales,
control transfers upon delivery. For more complex solutions, control generally transfers upon acceptance.
In some arrangements, mainly within the Submarine Networks
business which is presented as a discontinued operation and was sold in 2024, Nokia’s performance does not create an asset with an alternative use and Nokia recognizes revenue over time using the output method, which faithfully depicts the manner in which the asset is transferred to the customer as well as Nokia’s
enforceable rights to payment for the work completed to date, including margin. The output measure selected by Nokia for each contract may vary depending on the nature of the contract.
Sale of services
Nokia provides services related to the provision of networking equipment, ranging from managing a customer’s network and
product maintenance services to network installation,
integration and optimization. Revenue for each separate service performance obligation is recognized as or when the customer obtains the benefits of Nokia’s performance. Service revenue is recognized over time for managed and maintenance services, as in these cases Nokia performs throughout a fixed contract term and the customer simultaneously receives and consumes the
benefits as Nokia performs. In some cases, Nokia performs
services that are subject to customer acceptance where revenue is recognized when the customer acceptance is obtained.
Sale of intellectual property licenses
Nokia provides its customers with licenses to intellectual
property (IP) owned by Nokia by granting software licenses and rights to benefit from Nokia’s IP in their products. When a
software license is sold, revenue is recognized upon delivery or acceptance of the software, as Nokia has determined that each software release is distinct, and the license is granted for software as it exists when the control transfers to the customer.
When Nokia grants customers a license to use IP owned by
Nokia, the associated license fee revenue is recognized in
accordance with the substance of the relevant agreements. In the majority of contracts, Nokia retains obligations to
continue to develop and make available to the customer the
latest IP in the licensed assets during the contract term, and therefore revenue is recognized on a straight-line basis over the period during which Nokia is expected to perform.
Recognition of the revenue on a straight-line basis over the term of the license is considered the most faithful depiction of
Nokia’s satisfaction of the performance obligation as the IP being licensed towards the customer includes new inventions
patented by Nokia that are highly interdependent and
interrelated and created through the course of continuous
research and development (R&D) efforts that are relatively
stable throughout the year. In some contracts, Nokia has no
remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the license term.
Accounting policies
Nokia has four operating and reportable segments for
financial reporting purposes: (1) Network Infrastructure,
(2) Cloud and Network Services, (3) Mobile Networks and
(4) Nokia Technologies. In addition, Nokia provides net
sales disclosure for the following business units within the
Network Infrastructure segment: (i) Optical Networks, (ii) IP
Networks and (iii) Fixed Networks.
The President and CEO is the chief operating decision-
maker monitoring the operating results of segments for
the purpose of assessing performance and making
decisions about resource allocation. Key financial
performance measures of the segments comprise
primarily net sales and segment operating profit. The
evaluation of segment performance and allocation of
resources is primarily based on segment operating profit
which the management believes is the most relevant
measure for this purpose. Segment operating profit
excludes intangible asset amortization and other purchase
price fair value adjustments, goodwill impairments,
restructuring-related charges and certain other items of
income and expenses that may not be indicative of the
business operating results.
Accounting policies of the segments are the same as
those for the Group except for the aforementioned items
of income and expenses that are not allocated to the
segments. Inter-segment revenues and transfers are
accounted for as if the revenues were to third parties, that is, at current market prices.
Accounting policies
Nokia presents its income statement based on the
function of expenses as it considers this to provide more
relevant information about its financial performance.
Information about the nature of expenses is provided in
the notes. Certain items of income and expenses that
Nokia considers to be related to its operating activities but not belonging to any specific functions, are presented as
other operating income and expenses.
Government grants received as compensation for
expenses incurred are recognized as a reduction of the
related expenses except for certain non-recurring grants
that are recognized as other operating income.
Government grants received in the form of R&D tax credits
are recognized as a reduction of R&D expenses if the tax
credit relates to the R&D expenditures incurred by Nokia
and the tax credit is reimbursed in cash by the government
in cases where Nokia is not able to offset it against its
income tax payable. R&D tax credits that do not meet both
conditions are recognized as income tax benefit.
Accounting policies
Income tax expense comprises current tax and deferred tax.
Tax is recognized in the income statement except to the
extent that it relates to items recognized in other
comprehensive income, or directly in equity, in which case the related tax is recognized in other comprehensive income or
equity, respectively.
Current taxes are calculated based on the results of the
Group companies in accordance with local tax laws and using
tax rates that are enacted or substantively enacted at the
reporting date. Corporate taxes withheld at the source of the income on behalf of Group companies are accounted for as
income taxes when determined to represent a tax on net
income.
Deferred tax assets and liabilities are determined using the balance sheet liability method for all temporary differences arising between the tax bases of assets and liabilities and
their carrying amounts in the statement of financial position.
Deferred tax assets are recognized to the extent it is
probable that future taxable profit will be available against which the unused tax losses, unused tax credits and
deductible temporary differences can be utilized in the
relevant jurisdictions. Deferred tax assets are assessed for realizability at each reporting date. When facts and
circumstances indicate it is no longer probable that deferred tax assets will be utilized, adjustments are made as
necessary.
Deferred tax liabilities are recognized for taxable temporary differences, and for temporary differences that arise
between the fair value and the tax base of identifiable net
assets acquired in business combinations. Deferred tax
liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred tax liabilities are recognized on taxable temporary differences associated with
investments in subsidiaries, associates and joint
arrangements, unless the timing of the reversal of the
temporary difference is controlled by Nokia, and it is probable that the temporary difference will not reverse in the
foreseeable future.
Nokia applies the exception to recognizing and disclosing
information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to
IAS 12 issued in May 2023.
Deferred tax assets and deferred tax liabilities are measured using the enacted or substantively enacted tax rates at the
reporting date that are expected to apply in the period when the asset is realized or the liability is settled. Deferred tax assets and liabilities are not discounted.
Deferred tax assets and deferred tax liabilities are offset for presentation purposes when there is a legally enforceable
right to set off current tax assets against current tax
liabilities, and the deferred tax assets and deferred tax
liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different
taxable entities which intend either to settle current tax
liabilities and assets on a net basis, or realize the assets and settle the liabilities simultaneously in each future period in which significant amounts of deferred tax liabilities or
deferred tax assets are expected to be settled or recovered.
Nokia periodically evaluates positions taken in tax returns in situations where applicable tax regulation is subject to
interpretation. The amounts of current and deferred tax
assets and liabilities are adjusted when it is considered
probable, i.e. more likely than not, that certain tax positions may not be fully sustained upon review by tax authorities.
The amounts recorded are based on the most likely amount
or the expected value, depending on which method Nokia
expects to better predict the resolution of the uncertainty, at each reporting date.
Accounting policies
Non-current assets or disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-
current assets or disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.
Discontinued operation is reported when a component of Nokia, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of Nokia, has been disposed of or is classified as held for sale, and that component represents a major line of business or geographical area of operations or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from discontinued operations is reported separately from income and expenses from continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Intra-group revenues and expenses between continuing and discontinued operations are eliminated.
Accounting policies
Nokia offers three types of global share-based
compensation plans for employees: performance shares,
restricted shares and the employee share purchase plan.
All plans are equity-settled.
Employee services received and the corresponding
increase in equity are measured by reference to the fair
value of the equity instruments at the grant date,
excluding the impact of any non-market vesting
conditions. Plans that apply tranched vesting are
accounted for under the graded vesting model. Share-
based compensation plans are generally conditional on
continued employment as well as the fulfillment of any
performance conditions specified in the award terms. Until
the Nokia shares are delivered, the participants do not
have any shareholder rights, such as voting or dividend
rights, associated with the shares. The share grants are
generally forfeited if the employment relationship with
Nokia terminates prior to vesting. Share-based
compensation is recognized as an expense over the
relevant service periods.
Accounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events. The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method. The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. Qualifying insurance contracts included within pension plan assets are measured at fair value based upon the actuarial valuation of the underlying insured liability. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’ service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest and pension plan administration costs that are not considered in determining the return on plan assets are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income.
Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.
Accounting policies
Intangible assets acquired separately are measured on initial recognition at cost. Internally generated intangibles, except for development costs that may be capitalized, are expensed
as incurred. Development costs are capitalized only if Nokia has the technical feasibility to complete the asset; has an
ability and intention to use or sell the asset; can demonstrate that the asset will generate future economic benefits; has
resources available to complete the asset; and has the ability to measure reliably the expenditure during development.
The useful life of Nokia’s intangible assets, other than
goodwill, is finite. Following initial recognition, finite intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets are
amortized over their useful lives, generally three years to
twelve years, using the straight-line method, which is
considered to best reflect the pattern in which the asset’s
future economic benefits are expected to be consumed.
Depending on the nature of the intangible asset, the
amortization charges for continuing operations are included
in cost of sales, research and development expenses or
selling, general and administrative expenses.
Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the
related business combination and that reflect the lowest level at which goodwill is monitored for internal management
purposes. A cash-generating unit, as determined for the
purposes of Nokia’s goodwill impairment testing, is the
smallest group of assets generating cash inflows that are
largely independent of the cash inflows from other assets or groups of assets. The carrying values of the groups of cash-
generating units include their share of relevant corporate
assets allocated to them on a reasonable and consistent
basis. When the composition of one or more groups of cash-
generating units to which goodwill has been allocated is
changed, the goodwill is reallocated based on the relative
value of the affected groups of cash-generating units.
Nokia tests the carrying value of goodwill for impairment
annually. In addition, Nokia assesses the recoverability of the carrying value of goodwill and intangible assets if events
or changes in circumstances indicate that the carrying value may be impaired. Factors that Nokia considers when it
reviews indications of impairment include, but are not limited to, underperformance of the asset relative to its historical or projected future results, significant changes in the manner of using the asset or the strategy for the overall business, and significant negative industry or economic trends.
Nokia conducts its impairment testing by determining the
recoverable amount for an asset, a cash-generating unit or
groups of cash-generating units. The recoverable amount of
an asset, a cash-generating unit or groups of cash-generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is compared to the
asset’s, cash-generating unit’s or groups of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of cash-generating units is
less than its carrying value, the asset is considered impaired and is written down to its recoverable amount. Impairment
losses are presented in cost of sales, research and
development expenses or selling, general and administrative
expenses, except for impairment losses on goodwill, which
are presented in other operating expenses.
Accounting policies
Property, plant and equipment are stated at cost less
accumulated depreciation and accumulated impairment
losses. Depreciation is recorded on a straight-line basis
over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Machinery and equipment
Production machinery and measuring and test equipment	1–10 years
Other machinery and equipment	3–10 years
Land and water areas are not depreciated.
Maintenance, repairs and renewals are generally expensed
in the period in which they are incurred. However, major
renovations are capitalized and included in the carrying
amount of the asset when it is probable that future
economic benefits in excess of the originally assessed
standard of performance of the existing asset will flow to
Nokia. Major renovations are depreciated over the
remaining useful life of the related asset. Leasehold
improvements are depreciated over the shorter of the
lease term and the useful life. Gains and losses on the
disposal of property, plant and equipment are included in
other operating income or expenses.
Accounting policies
In the majority of its lease agreements, Nokia is acting as a lessee. Nokia’s leased assets relate mostly to commercial
and industrial properties such as R&D, production and
office facilities. Nokia also leases vehicles provided as
employee benefits and service vehicles. There are only
minor lease contracts, mainly concerning subleases of
vacant leasehold or freehold facilities, where Nokia is
acting as a lessor.
As a lessee, Nokia recognizes a right-of-use asset and a
lease liability at the commencement date of the lease.
Right-of-use assets are measured at cost less
accumulated depreciation and impairment losses, and
adjusted for any remeasurements of the lease liabilities.
Right-of-use assets are depreciated on a straight-line
basis over the lease term as follows:

Buildings	3–22 years
Other	3–5 years
Lease liabilities are initially measured at the present value of the lease payments made over the lease term. Nokia
uses its incremental borrowing rate to calculate the
present value as the interest rate implicit in the lease is
not readily determinable. Subsequently, lease liabilities are measured on an amortized cost basis using the effective
interest method. In addition, lease liabilities are
remeasured if there is a lease modification, a change in
the lease term or a change in the future lease payments.
The interest component of the lease payments is
recognized as interest expense in financial expenses.
Nokia applies practical expedients whereby the payments
for short-term leases and leases of low-value assets are
recognized as an operating expense on a straight-line
basis over the lease term. In addition, Nokia does not
separate certain non-lease components from lease
components but instead accounts for each lease
component and associated non-lease component as a
single lease component.
Accounting policies
Inventories are measured at the lower of cost and net
realizable value. Cost is determined using standard cost,
which approximates actual cost on a first-in first-out (FIFO)
basis. In addition to the cost of materials and direct labor, an appropriate proportion of production overheads is
allocated to the cost of inventory. Net realizable value is the estimated selling price in the ordinary course of business
less the estimated costs necessary to make the sale.
Contract work in progress comprises costs incurred to
date for customer contracts where the contractual
performance obligations are not yet satisfied. Contract
work in progress will be recognized as cost of sales when
the corresponding revenue is recognized.
Accounting policies
Customer contracts
Nokia presents its customer contracts in the statement of
financial position as either a contract asset or a contract
liability, depending on the relationship between Nokia’s
performance and the customer’s payment for each individual
contract. On a net basis, a contract asset position represents where Nokia has performed by transferring goods or services
to a customer before the customer has provided the
associated consideration or before payment is due.
Conversely, a contract liability position represents where a customer has paid consideration or payment is due, but
Nokia has not yet transferred goods or services to the
customer. Contract assets presented in the statement of
financial position are current in nature while contract
liabilities can be either current or non-current.
Invoices are generally issued as control transfers and/or as services are rendered. Invoiced receivables represent an
unconditional right to receive the consideration and only the passage of time is required before the consideration is
received. Invoiced receivables are presented separately from contract assets as trade receivables in the statement of
financial position. Trade receivables may be converted to
customer loan receivables in certain cases where extended
payment terms are requested. From time to time Nokia may
also extend loans to other third parties and these loans are accounted for similarly as customer loan receivables. Nokia
sells trade receivables and customer loan receivables to
various financial institutions primarily without recourse in the normal course of business, in order to manage credit risk and working capital cycle.
The business model for managing trade receivables and
customer loan receivables is holding receivables to collect
contractual cash flows and selling receivables. Trade
receivables and customer loan receivables are initially
recognized and subsequently remeasured at fair value using
the discounted cash flow method.
The changes in fair value are recognized in the fair value
reserve through other comprehensive income. Interest
calculated using the effective interest method as well as
foreign exchange gains and losses are recognized in financial income and expenses.
Discounts without performance obligations presented on the
statement of financial position in other current liabilities relate to discounts given to customers which will be
executable upon satisfying specific criteria. As these
discounts become executable, they are netted against
related trade receivables or customer loan receivables.
Expected Credit Losses
Loss allowance for expected credit losses (ECL) is recognized on financial assets measured at amortized cost and financial assets measured at fair value through other comprehensive
income, as well as on financial guarantee contracts and loan commitments. Nokia continuously assesses its financial
instruments on a forward-looking basis and accounts for the
changes in ECL on a quarterly basis using the following method:
▪ECL = PD x LGD x EAD
▪Probability of Default (PD) is based on the credit rating
profile of the counterparties as well as specific local
circumstances as applicable, unless there are specific
events that would indicate that the credit rating would
not be an appropriate basis for estimating credit risk at
the reporting date.
▪For Loss Given Default (LGD), the recovery rate is based
on the type of receivable, specific local circumstances as
applicable and related collateral arrangements, if any.
▪Exposure at Default (EAD) is normally the nominal value of
the receivable.
Nokia applies a simplified approach to recognize a loss
allowance based on lifetime ECL on trade receivables and
contract assets without significant financing components.
Based on quantitative and qualitative analysis, Nokia has
determined that the credit risk exposure arising from its
trade receivables is low risk. Quantitative analysis focuses on historical loss rates, historic and projected sales and
the corresponding trade receivables, and overdue trade
receivables including indicators of any deterioration in the recovery expectation. Qualitative analysis focuses on all
relevant conditions, including customer and country credit
rating, to improve the accuracy of estimating lifetime ECL.
For customer loan receivables, the ECL is calculated
separately for each significant counterparty using the
method described above, including the impact of any
collateral arrangements or other credit enhancements to
LGD. The estimate is based on 12-month ECL unless there
has been a significant increase in credit risk for the specific counterparty since the initial recognition, in which case
lifetime ECL is estimated. Breaches of contract, credit
rating downgrades and other credit measures are typical
indicators that Nokia takes into consideration when
assessing whether the credit risk on a financial instrument
has increased significantly since initial recognition. Nokia considers additional indicators to determine if a financial
asset is credit-impaired including whether the
counterparty is in significant financial difficulties and
whether it is becoming probable that the customer will
enter bankruptcy or financial reorganization. Typically
customer loan credit risk is higher than credit risk of trade receivables and contract assets on average.
The change in the amount of ECL for trade receivables and
contract assets is recognized in other operating expenses
and for customer loan receivables in financial expenses.
For customer loan receivables, the loss allowance is
recorded as an adjustment in other comprehensive
income instead of adjusting the carrying amount that has
already been recorded at fair value. If trade receivables
and customer loan receivables are sold, the impact of ECL
is reversed and the difference between the carrying
amount derecognized and the consideration received is
recognized in financial expenses.
Customer-related balances
Nokia aims to ensure the highest possible quality in trade receivables and contract assets, as well as customer loan receivables. The
Credit Risk Management Standard Operating Procedure (CRMSOP), approved by Nokia’s Chief Financial Officer, lays out the framework for the management of business-related credit risks. The CRMSOP sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on a case-by-
case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance and sale of selected receivables.
Accounting policies
Provision is recognized when Nokia has a present legal or
constructive obligation as a result of past events, it is
probable that an outflow of resources will be required to
settle the obligation and a reliable estimate of the amount
can be made. Management judgment may be required in
determining whether it is probable that an outflow of
economic benefits will be required to settle the obligation.
The amount recognized as a provision is based on the best
estimate of unavoidable costs required to settle the
obligation at the end of the reporting period.
When estimating the amount of unavoidable costs,
management may be required to consider a range of
possible outcomes and their associated probabilities, risks
and uncertainties surrounding the events and
circumstances, as well as making assumptions about the
timing of payment. Changes in estimates of timing or
amounts of costs required to settle the obligation may
become necessary as time passes and/or more accurate
information becomes available. Nokia assesses the
adequacy of its existing provisions and adjusts the
amounts as necessary based on actual experience and
changes in facts and circumstances at each reporting date.
Accounting policies
Fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial
assets and liabilities measured at fair value are categorized based on the availability of observable inputs used to
measure their fair value. Three hierarchical levels are based on an increasing amount of judgment associated with the
inputs used to derive fair valuation for these assets and
liabilities, Level 1 being market values for exchange traded products, Level 2 being primarily based on publicly available market information and Level 3 requiring most management
judgment.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing
the asset or liability, assuming that market participants act in their economic best interest, by using quoted market rates,
discounted cash flow analyses and other appropriate
valuation models. Nokia uses valuation techniques that are
appropriate in the circumstances and for which sufficient
data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of
unobservable inputs. At the end of each reporting period, all financial assets and liabilities, that are either measured at fair value on a recurring basis or for which fair values are
disclosed in the financial statements, are categorized within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole.
Classification and measurement
Financial assets
Nokia classifies its financial assets that are debt instruments in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value
through other comprehensive income, and financial assets
measured at fair value through profit and loss. The selection of the appropriate category is made based on both Nokia’s
business model for managing the financial asset and on the
contractual cash flow characteristics of the asset. Equity
instruments and derivative financial assets are measured at
fair value through profit and loss.
Nokia’s business model for managing financial assets is defined on a portfolio level. The business model must be observable on a practical level by the way the business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model that has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are
solely payments of principal and interest, and these assets are held within a business model that has an objective that is
achieved both by holding financial assets to collect contractual cash flows and selling financial assets. For these categories, a loss allowance is calculated on a quarterly basis based on a review of collectability (probability of default) and available collateral (loss given default) for the asset, recorded as an adjustment to the carrying amount of the asset and recognized in other financial expenses in the income statement.
Financial assets measured at fair value through profit and loss are assets that do not fall in either of the categories in the paragraph above. Additionally, the accounting for financial assets depends on whether the financial asset is part of a hedging
relationship (refer to Note 5.3. Derivative assets and liabilities).
All purchases and sales of financial assets are recorded on the trade date, i.e. when Nokia commits to purchase or sell the
asset. All financial assets are initially measured at fair value and subsequently remeasured according to their classification.
Subsequently, instruments classified as fair value through profit or loss and instruments classified as fair value through other comprehensive income are remeasured at fair value, while
instruments classified as amortized cost are remeasured using the effective interest rate method. For instruments classified as fair value through profit or loss, the fair value adjustments and foreign exchange gains and losses are recognized in the income statement either in other operating income and expenses or
financial income and expenses as determined by the purpose of the instruments. For instruments classified as fair value through other comprehensive income, changes in fair value are
recognized in the fair value reserve through other
comprehensive income (refer to Note 5.1. Equity).
For instruments classified as amortized cost, interest
calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in financial income and expenses in the income statement.
A financial asset is derecognized when substantially all the risks and rewards related to the financial asset have been
transferred to a third party that assumes control of the
asset. On derecognition of a financial asset, the difference between the carrying amount and the consideration received
is recognized in the income statement either in other
operating income and expenses or financial income and
expenses as determined by the purpose of the instrument.
The FIFO method is used to determine the cost basis of
financial assets at amortized cost that are disposed of.
Financial liabilities
Nokia classifies its financial liabilities as financial liabilities measured at amortized cost except for derivative liabilities and the conditional obligation related to Nokia Shanghai Bell, which are classified as financial liabilities at fair value through profit and loss.
All financial liabilities are initially recognized at fair value and, in the case of borrowings and payables, net of transaction
costs. Financial liabilities are subsequently remeasured
according to their classification.
For financial liabilities measured at amortized cost, interest calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in financial income and expenses in the income statement.
Financial liabilities are derecognized when the related
obligation is discharged, canceled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial liability.
On derecognition of a financial liability, the difference
between the carrying amount extinguished and the
consideration paid is recognized in financial income or
expenses in the income statement.
Accounting policies
Fair value
All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently
remeasured at fair value. The method of recognizing the
resulting gain or loss varies according to whether the
derivatives are designated and qualify under hedge accounting.
Foreign exchange forward contracts are valued at market-
forward exchange rates. Changes in fair value are measured
by comparing these rates with the original contract-forward
rate. Currency options are valued at each reporting date by
using the Garman & Kohlhagen option valuation model.
Interest rate swaps and cross-currency swaps are valued
using the discounted cash flow method.
Hedge accounting
Nokia applies hedge accounting on certain foreign exchange
forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies
have zero net premium, or a net premium paid. For option
structures, the critical terms of the purchased and written
options are the same and the notional amount of the written
option component is not greater than that of the purchased
option.
In the fair valuation of foreign exchange forward contracts,
Nokia separates the forward element and considers it to be
the cost of hedging for foreign exchange forward contracts.
In the fair valuation of foreign exchange option contracts,
Nokia separates the time value and considers it to be the cost of hedging for foreign exchange option contracts. In the fair valuation of cross-currency swaps, Nokia separates the
foreign currency basis spread and considers it to be the cost of hedging for cross-currency swaps.
Hedge effectiveness is assessed at inception and
subsequently on a quarterly basis during the hedge
relationship to ensure that an economic relationship exists.
As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a
qualitative basis with no significant ineffectiveness expected.
Presentation in the statement of cash flows
The cash flows of a hedge are classified as cash flows from
operating activities in cases where the underlying hedged items relate to Nokia’s operating activities. When a derivative contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Cash flows of derivatives used in hedging the
foreign exchange risk of Nokia’s cash position are presented in cash flows from investing activities.
Cash flow hedges: hedging of forecast foreign currency
denominated sales and purchases
Nokia applies cash flow hedge accounting primarily to foreign exchange exposure that arises from highly probable forecast
operative business transactions. The risk management strategy is to hedge material net exposures (identified standard net sales exposure minus identified standard costs exposure) by using
foreign exchange forwards and foreign exchange options in a
layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.
For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in hedging reserve through other comprehensive income (refer to Note 5.1.
Equity). The changes in the forward element of the foreign
exchange forwards and the time value of the options that relate to hedged items are deferred in the cost of hedging reserve
through other comprehensive income (refer to Note 5.1. Equity)
and are subsequently accounted for in the same way as the spot element or intrinsic value.
In each quarter, Nokia evaluates whether the forecast sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur, the hedge accounting criteria are no longer met and all related deferred gains or losses are derecognized from fair value and other reserves and
recognized in other operating income and expenses in the
income statement.
If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow
affects profit or loss.
Nokia’s risk management objective is to hedge forecast cash
flows until the related revenue has been recognized. Each
hedge relationship is discontinued during the quarter when
the hedge matures, which is also the quarter that it had been designated to hedge. At this point, the accumulated gain or
loss of cash flow hedges is reclassified to other operating
income and expenses in the income statement. In cases
where the forecast amount of revenue is not recognized
during a quarter, the full accumulated gain or loss of cash
flow hedges designated for said quarter is still reclassified and the portion related to forecast revenue that was not
recognized is disclosed as hedge ineffectiveness.
As cash flow hedges primarily mature in the same quarter as
the hedged item, there is no significant ineffectiveness
resulting from the time value of money. Nokia will validate the magnitude of the impact of discounting related to the
amount of gain or loss recognized in fair value and other
reserves on a quarterly basis.
Cash flow and fair value hedges: hedging of foreign
exchange risk of future interest cash flows
Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These
future interest cash flows are hedged with cross-currency
swaps that have been bifurcated and designated partly as fair value hedges (see Fair value hedges: hedging of interest rate exposure below) to hedge both the foreign exchange and
interest rate benchmark risk component of the issued bond,
and partly as cash flow hedges to hedge the foreign exchange risk related to the remaining portion of interest cash flows on the issued bond. The accumulated gain or loss for the part of these cross-currency swaps designated as cash flow hedges
is initially recorded in hedging reserve through other
comprehensive income and reclassified to profit or loss at
the time when the related interest cash flows are settled.
Fair value hedges: hedging of interest rate exposure
Nokia applies fair value hedge accounting to reduce exposure to fair value fluctuations of interest-bearing liabilities due to changes in interest rates and foreign exchange rates. Nokia
uses interest rate swaps and cross-currency swaps aligned
with the hedged items to hedge interest rate risk and
associated foreign exchange risk.
Nokia has entered into long-term borrowings mainly at fixed
rates and has swapped most of them into floating rates in
line with a defined target interest profile. Nokia aims to
mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting
from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged item is
identified as a proportion of the outstanding loans up to the notional amount of the swaps as appropriate to achieve the
risk management objective. Nokia enters into interest rate
swaps that have similar critical terms to the hedged item,
such as reference rate, reset dates, payment dates,
maturities and notional amount and hence Nokia expects that
there will be no significant ineffectiveness. Nokia has not
entered into interest rate swaps where it would be paying
fixed rates.
Nokia’s borrowings are carried at amortized cost. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are recorded in financial income and expenses in the income statement.
Nokia separates the foreign currency basis spread from cross-
currency swaps and excludes it from the hedged risk as cost
of hedging that is initially recognized and subsequently
measured at fair value and recorded in the cost of hedging
reserve through other comprehensive income. If a hedge
relationship no longer meets the criteria for hedge
accounting, hedge accounting ceases, the cost of hedging
recorded in the cost of hedging reserve is immediately
expensed and any fair value adjustments made to the carrying amount of the hedged item while the hedge was effective are
recognized in financial income and expenses in the income
statement based on the effective interest method.
Hedges of net investments in foreign operations
Nokia applies hedge accounting for its foreign currency hedging of selected net investments. The hedged item can be an amount equal to or less than the carrying amount of the net assets of the foreign operation in the statement of financial position. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as non-
euro cash repatriation in the foreseeable future.
For qualifying foreign exchange forwards, foreign exchange
options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in
translation differences in shareholders’ equity (refer to Note 5.1.
Equity). The changes in the forward element of foreign exchange forwards as well as the changes in the time value of options
(collectively known as the “cost of hedging”) is recognized in the cost of hedging reserve through other comprehensive income.
The cost of hedging at the date of designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the income
statement over the duration of the contract. Hence, in each
reporting period, the change in fair value of the forward element of the foreign exchange forward contract or the time value of the option contract is recorded in the cost of hedging reserve through other comprehensive income, while the amortization amount is reclassified from the cost of hedging reserve to profit or loss.
The cumulative amount or proportionate share of changes in
the fair value of qualifying hedges deferred in translation
differences is recognized as gain or loss on disposal of all or part of a foreign subsidiary.
Derivatives not designated in hedge accounting
relationships carried at fair value through profit and loss
For derivatives not designated under hedge accounting, but
hedging identifiable forecast exposures such as anticipated
foreign currency denominated sales and purchases, the gains
and losses are recognized in other operating income and
expenses in the income statement. The gains and losses on
all other derivatives not designated under hedge accounting
are recognized in financial income and expenses.
Embedded derivatives included in contracts are identified and monitored by Nokia. For host contracts that are not financial assets containing embedded derivatives that are not closely
related, the embedded derivatives are separated and
measured at fair value at each reporting date with changes in fair value recognized in financial income and expenses in the income statement. For host contracts that are financial
assets containing embedded derivatives, the whole contract
is measured at fair value at each reporting date with changes in fair value recognized in financial income and expenses in the income statement.
Accounting policies
Nokia discloses ongoing legal matters that relate to possible obligations whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of Nokia. These matters are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable so as to recognize a provisionAccounting policies
Business combinations are accounted for using the acquisition method. At the acquisition date the consideration transferred, comprising the sum of assets transferred, liabilities assumed and equity interests issued, is generally measured at fair value. The consideration transferred is allocated to the separately identifiable assets acquired and liabilities assumed, including assets and liabilities that were not recognized on the statement of financial position of the acquiree, such as certain intangible assets or contingent liabilities. The total amount of consideration transferred and non-controlling interests in the acquiree, if any, exceeding the net of all identifiable assets acquired and liabilities assumed is recognized as goodwill. The acquisition-related costs are recognized as expenses in the periods incurred, except for the costs related to issuing debt or equity securities. The results of businesses acquired are consolidated in the results of Nokia from the acquisition date.